ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 96.7%
Communication Services — 16.8%
Alphabet, Cl A(A)	40,430	$12,604,456
AT&T(A)	780,510	21,862,085
Comcast, Cl A	462,269	14,311,848
Meta Platforms, Cl A(A)	9,710	6,293,828
T-Mobile US	35,223	7,646,561
Verizon Communications(A)	466,339	23,382,238
Walt Disney	63,776	6,762,807
		92,863,823
Consumer Discretionary — 4.8%
Amazon.com(A)*	28,231	5,928,510
General Motors	165,425	13,020,602
McDonald's	21,723	7,408,846
		26,357,958
Consumer Staples — 22.9%
Altria Group(A)	447,113	30,868,682
Coca-Cola(A)	92,158	7,516,406
Colgate-Palmolive	151,632	15,032,796
Costco Wholesale(A)	7,220	7,297,904
Mondelez International, Cl A	234,573	14,445,005
PepsiCo(A)	133,394	22,642,298
Philip Morris International(A)	77,556	14,489,787
Procter & Gamble	45,118	7,543,730
Walmart(A)	56,459	7,223,929
		127,060,537
Financials — 6.0%
American Express	19,614	6,058,765
American International Group	92,382	7,435,827
Bank of New York Mellon	57,071	6,797,156
US Bancorp(A)	241,309	13,189,950
		33,481,698
Health Care — 18.6%
Abbott Laboratories	62,531	7,275,482
Bristol-Myers Squibb	248,194	15,479,860
CVS Health	184,645	14,753,136
Eli Lilly	13,117	13,798,953
Gilead Sciences(A)	48,477	7,220,649
Johnson & Johnson(A)	60,286	14,976,851
Merck(A)	122,723	15,195,562
Pfizer	520,138	14,381,815
		103,082,308
Industrials — 6.5%
Caterpillar	10,154	7,542,696
General Dynamics	19,898	7,104,581
General Electric	22,547	7,716,936
RTX	34,680	7,026,862
Uber Technologies*	84,955	6,407,306
		35,798,381
Information Technology — 11.6%
Apple(A)	26,110	6,897,740
Broadcom	20,828	6,655,587
Cisco Systems	85,109	6,762,761
Intuit	13,859	5,668,747
NVIDIA(A)	72,975	12,930,440
Description	Shares	Fair Value

Information Technology — continued
Palantir Technologies, Cl A(A)*	91,762	$12,588,829
Qualcomm(A)	89,846	12,790,477
		64,294,581
Real Estate — 4.0%
American Tower, Cl A‡	78,016	14,968,150
Simon Property Group‡(A)	35,898	7,317,807
		22,285,957
Utilities — 5.5%
Duke Energy(A)	114,758	15,016,084
Southern(A)	156,059	15,197,026
		30,213,110

Total Common Stock
(Cost $482,537,626)		535,438,353

EXCHANGE-TRADED FUND — 1.9%
Domestic Fixed Income — 1.9%
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	115,514	10,583,393
Total Exchange-Traded Fund
(Cost $10,566,500)		10,583,393

SHORT-TERM INVESTMENT — 1.8%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(B)	10,080,767	10,080,767

Total Short-Term Investment
(Cost $10,080,767)		10,080,767

Total Investments - 100.4%
(Cost $503,184,893)		$556,102,513

WRITTEN OPTION — -0.5%
Total Written Option
(Premiums Received $7,280,644)		$(2,550,275)

ETC 6 Meridian

Hedged Equity-Index Option Strategy ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Concluded)

A list of the Exchange Traded Option Contracts held by the Fund at February 28, 2026, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

WRITTEN OPTION — -0.5%

Call Options
S&P 500 Index*	(767)	$538,434,000	$7,020	03/20/26	$(2,550,275)
TOTAL WRITTEN OPTION
(Premiums Received $7,280,644)					$(2,550,275)

Percentages are based on Net Assets of $553,685,122.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	All or a portion of these securities has been pledged as collateral on written options with a fair value of $112,954,419.
(B)	The rate shown is the 7-day effective yield as of February 28, 2026.

Cl — Class
ETF — Exchange-Traded Fund
S&P— Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

MER-QH-001-1200

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.5%
Communication Services — 2.8%
AT&T	26,243	$735,067
Electronic Arts	4,611	924,828
Madison Square Garden Sports*	3,967	1,315,695
New York Times, Cl A	13,165	1,050,435
T-Mobile US	3,074	667,335
Verizon Communications	17,495	877,199
		5,570,559
Consumer Discretionary — 4.6%
AutoZone*	190	713,560
Grand Canyon Education*	4,945	786,601
H&R Block	15,189	465,087
McDonald's	2,472	843,100
Monarch Casino & Resort	7,627	732,955
Murphy USA	2,009	784,997
O'Reilly Automotive*	7,412	695,838
Planet Fitness, Cl A*	7,435	610,785
Service Corp International	9,982	840,285
Strategic Education	9,474	779,521
Stride*	4,831	407,640
Sturm Ruger	21,953	821,920
Wendy's	75,168	575,787
		9,058,076
Consumer Staples — 19.5%
Albertsons, Cl A	40,740	729,246
Altria Group	11,667	805,490
Archer-Daniels-Midland	12,339	851,885
BJ's Wholesale Club Holdings*	8,010	791,308
Boston Beer, Cl A*	3,421	775,814
Cal-Maine Foods	6,827	594,700
Casey's General Stores	1,540	1,055,808
Chefs' Warehouse*	12,140	866,675
Church & Dwight	8,107	850,100
Clorox	6,115	777,583
Coca-Cola	11,431	932,312
Coca-Cola Consolidated	6,432	1,301,837
Colgate-Palmolive	9,123	904,454
Dollar General	7,107	1,110,398
Energizer Holdings	26,989	582,693
Flowers Foods	52,431	518,018
Fresh Del Monte Produce	21,632	928,662
Hershey	4,192	990,486
Hormel Foods	30,262	774,707
Ingredion	6,047	710,281
J & J Snack Foods	7,126	620,390
John B Sanfilippo & Son	12,076	997,598
Kenvue	41,701	797,323
Keurig Dr Pepper	27,106	820,770
Kimberly-Clark	5,983	666,746
Kraft Heinz	28,455	700,278
Kroger	11,460	782,030
Maplebear*	17,145	643,109
Marzetti	4,216	692,857
McCormick	10,953	778,101
Description	Shares	Fair Value

Consumer Staples — continued
Molson Coors Beverage, Cl B	15,413	$755,083
Mondelez International, Cl A	12,580	774,676
Monster Beverage*	12,437	1,060,876
National Beverage*	19,410	705,554
PepsiCo	5,306	900,640
Philip Morris International	4,812	899,026
Pilgrim's Pride	17,532	756,681
Post Holdings*	7,175	762,702
PriceSmart	7,061	1,091,772
Procter & Gamble	4,853	811,422
Reynolds Consumer Products	34,650	859,666
Simply Good Foods*	27,296	465,670
Sprouts Farmers Market*	5,598	413,524
Sysco	9,423	859,001
Tootsie Roll Industries	19,025	803,426
Tyson Foods, Cl A	13,820	898,162
Universal	13,991	751,736
WD-40	3,565	849,183
		38,770,459
Energy — 2.1%
Antero Midstream	42,548	956,479
CNX Resources*	26,280	1,097,979
Dorian LPG	24,975	923,825
International Seaways	16,598	1,253,647
		4,231,930
Financials — 12.6%
American Financial Group	5,606	745,486
AMERISAFE	16,928	550,668
Assured Guaranty	9,448	814,512
Cboe Global Markets	3,343	1,001,964
Chubb	2,806	956,453
CME Group, Cl A	2,969	948,596
Employers Holdings	18,239	754,183
Enact Holdings	20,131	842,281
Essent Group	12,162	739,936
EZCORP, Cl A*	46,415	1,231,390
F&G Annuities & Life	772	17,486
Fidelity National Financial	12,824	678,133
FirstCash Holdings	5,279	1,017,738
Franklin BSP Realty Trust‡	66,531	607,428
HA Sustainable Infrastructure Capital	27,543	1,005,870
Hanover Insurance Group	4,376	790,437
HCI Group	4,557	803,946
Horace Mann Educators	16,780	730,098
MarketAxess Holdings	4,145	795,840
Marsh & McLennan	3,818	712,973
NMI Holdings, Cl A*	19,425	763,597
Old Republic International	19,198	823,018
Palomar Holdings*	6,304	779,868
RenaissanceRe Holdings	3,227	976,039
RLI	11,579	721,603
Ryan Specialty Holdings, Cl A	14,275	561,721
Safety Insurance Group	10,699	830,563
Selective Insurance Group	9,731	817,793
SiriusPoint*	41,371	874,583

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Continued)

Description	Shares	Fair Value
Financials — continued
Starwood Property Trust‡	37,694	$671,330
Willis Towers Watson	2,363	721,117
WR Berkley	10,794	773,930
		25,060,580
Health Care — 14.0%
Abbott Laboratories	5,841	679,600
Addus HomeCare*	6,858	710,009
ANI Pharmaceuticals*	8,146	601,990
BioMarin Pharmaceutical*	13,446	830,021
Bristol-Myers Squibb	16,477	1,027,671
Cencora, Cl A	2,656	988,404
Chemed	1,670	684,717
Cigna Group	2,548	738,461
Collegium Pharmaceutical*	20,267	844,526
Encompass Health	6,188	667,561
Ensign Group	4,464	956,055
Exelixis*	20,502	903,318
Gilead Sciences	6,753	1,005,859
Halozyme Therapeutics*	10,366	720,748
Harmony Biosciences Holdings*	21,576	615,779
HCA Healthcare	1,847	978,356
HealthStream	27,593	585,800
Hologic*	11,636	876,889
Innoviva*	37,915	870,528
Johnson & Johnson	4,356	1,082,161
Lantheus Holdings*	14,185	1,062,598
McKesson	1,134	1,119,678
Option Care Health*	26,696	866,552
Pacira BioSciences*	29,355	643,168
Penumbra*	2,764	951,894
Prestige Consumer Healthcare*	11,938	827,303
Progyny*	34,433	609,120
Protagonist Therapeutics*	12,833	1,181,663
Quest Diagnostics	4,232	896,803
Supernus Pharmaceuticals*	16,884	924,061
TG Therapeutics*	24,111	725,500
United Therapeutics*	1,943	979,078
Zimmer Biomet Holdings	7,347	723,239
		27,879,110
Industrials — 8.1%
CACI International, Cl A*	1,637	998,848
Casella Waste Systems, Cl A*	11,675	1,087,643
CSG Systems International	11,984	957,522
Dycom Industries*	3,130	1,314,662
FTI Consulting*	4,608	757,648
Genpact	17,300	687,156
L3Harris Technologies	2,852	1,039,668
Liquidity Services*	29,005	916,848
Lockheed Martin	1,676	1,102,942
MAXIMUS	8,803	665,595
Northrop Grumman	1,341	971,394
RB Global	6,753	681,783
Republic Services, Cl A	3,385	775,165
Rollins	13,740	836,628
Description	Shares	Fair Value
Industrials — continued
Science Applications International	7,405	$683,185
Tetra Tech	21,514	771,062
Verisk Analytics, Cl A	2,874	596,556
Verra Mobility, Cl A*	31,234	521,920
Waste Management	3,532	850,647
		16,216,872
Information Technology — 1.8%
Box, Cl A*	23,699	558,111
Guidewire Software*	2,984	433,635
InterDigital	2,701	989,998
Jack Henry & Associates	4,791	778,346
Progress Software*	17,829	746,678
		3,506,768
Materials — 3.3%
AptarGroup	5,607	805,782
Balchem	4,824	875,218
CF Industries Holdings	9,196	915,370
Crown Holdings	8,239	944,189
Graphic Packaging Holding	36,065	441,075
NewMarket	960	600,970
Royal Gold	4,206	1,260,917
Sensient Technologies	6,882	698,729
		6,542,250
Real Estate — 10.9%
Alexander & Baldwin‡	39,944	830,436
American Homes 4 Rent, Cl A‡	22,285	668,550
American Tower, Cl A‡	3,918	751,707
Centerspace‡	12,839	807,573
COPT Defense Properties‡	25,325	804,829
CubeSmart‡	18,605	765,410
Elme Communities‡	45,091	96,946
EPR Properties‡	14,582	866,317
Equity LifeStyle Properties‡	12,584	845,141
Essential Properties Realty Trust‡	25,211	855,661
Four Corners Property Trust‡	29,743	759,041
Gaming and Leisure Properties‡	16,037	784,370
Getty Realty‡	26,899	882,825
Global Net Lease‡	96,690	910,820
Healthcare Realty Trust, Cl A‡	42,997	793,295
LTC Properties‡	21,205	841,414
National Storage Affiliates Trust‡	23,316	816,526
NNN REIT‡	17,911	811,727
Omega Healthcare Investors‡	18,001	868,908
Rayonier‡	30,473	654,865
Sabra Health Care REIT‡	40,802	838,481
Saul Centers‡	23,316	794,609
SITE Centers‡	83,133	512,099
Universal Health Realty Income Trust‡	18,775	818,966
Veris Residential‡	47,839	901,765
VICI Properties, Cl A‡	23,115	698,304
Whitestone REIT, Cl B‡	58,910	894,843

ETC 6 Meridian

Low Beta Equity Strategy ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value
Real Estate — continued
WP Carey‡	11,403	$851,234
		21,726,662
Utilities — 19.8%
Alliant Energy	12,021	869,599
Ameren	7,718	874,295
American Electric Power	7,187	961,764
American States Water	10,405	775,485
American Water Works	5,413	736,330
Atmos Energy	4,665	871,375
Avista	21,064	855,620
Black Hills	13,013	958,537
California Water Service Group	16,488	743,279
CenterPoint Energy	20,553	894,055
Chesapeake Utilities	6,188	841,382
Clearway Energy, Cl C	27,456	1,051,839
CMS Energy	10,853	847,294
Consolidated Edison	7,921	891,271
DTE Energy	5,686	842,893
Duke Energy	6,438	842,412
Entergy	8,848	947,709
Essential Utilities	19,732	788,688
Evergy	10,851	907,795
Eversource Energy	12,227	931,820
Exelon	17,884	884,722
FirstEnergy	17,863	913,871
H2O America	15,388	827,721
IDACORP, Cl Rights	6,199	892,470
MDU Resources Group	47,992	992,475
MGE Energy	9,165	751,713
Middlesex Water	14,335	774,090
National Fuel Gas	8,974	816,903
New Jersey Resources	16,503	895,123
NextEra Energy	10,954	1,027,157
Northwest Natural Holding	18,559	984,369
OGE Energy	17,589	864,323
ONE Gas	10,223	893,899
Ormat Technologies	8,526	884,146
Otter Tail	9,257	787,771
Pinnacle West Capital	8,727	875,318
Portland General Electric	18,138	978,727
PPL	21,594	841,734
Southern	8,460	823,835
Southwest Gas Holdings	9,879	871,032
Spire	10,279	941,659
UGI	22,465	840,416
Unitil	16,795	878,546
WEC Energy Group	7,209	843,165
Xcel Energy	10,684	890,618
		39,409,245

Total Common Stock
(Cost $178,087,244)		197,972,511
Description	Shares	Fair Value
SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(A)	1,008,133	$1,008,133

Total Short-Term Investment
(Cost $1,008,133)		1,008,133

Total Investments - 100.0%
(Cost $179,095,377)		$198,980,644

Percentages are based on Net Assets of $198,937,904.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of February 28, 2026.

Cl — Class
REIT — Real Estate Investment Trust

MER-QH-001-1200

ETC 6 Meridian

Mega Cap Equity ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.8%
Communication Services — 17.3%
Alphabet, Cl A	34,930	$10,889,777
AT&T	674,553	18,894,230
Comcast, Cl A	398,844	12,348,210
Meta Platforms, Cl A	8,386	5,435,637
T-Mobile US	30,411	6,601,924
Verizon Communications	403,041	20,208,476
Walt Disney	54,946	5,826,474
		80,204,728
Consumer Discretionary — 4.9%
Amazon.com*	24,376	5,118,960
General Motors	142,928	11,249,863
McDonald's	18,785	6,406,812
		22,775,635
Consumer Staples — 23.7%
Altria Group	386,266	26,667,805
Coca-Cola	79,666	6,497,559
Colgate-Palmolive	131,198	13,006,970
Costco Wholesale	6,239	6,306,319
Mondelez International, Cl A	202,694	12,481,897
PepsiCo	115,220	19,557,443
Philip Morris International	67,074	12,531,435
Procter & Gamble	38,978	6,517,121
Walmart	48,746	6,237,050
		109,803,599
Financials — 6.2%
American Express	16,919	5,226,279
American International Group	79,833	6,425,758
Bank of New York Mellon	49,348	5,877,347
US Bancorp	208,437	11,393,166
		28,922,550
Health Care — 19.2%
Abbott Laboratories	54,019	6,285,111
Bristol-Myers Squibb	214,591	13,384,040
CVS Health	159,745	12,763,625
Eli Lilly	11,328	11,916,943
Gilead Sciences	41,819	6,228,940
Johnson & Johnson	52,107	12,944,942
Merck	105,968	13,120,958
Pfizer	449,537	12,429,698
		89,074,257
Industrials — 6.7%
Caterpillar	8,754	6,502,734
General Dynamics	17,167	6,129,478
General Electric	19,485	6,668,936
RTX	29,936	6,065,632
Uber Technologies*	73,381	5,534,395
		30,901,175
Information Technology — 12.0%
Apple	22,538	5,954,089
Broadcom	18,000	5,751,900
Cisco Systems	73,731	5,858,665
Intuit	11,955	4,889,954
NVIDIA	63,070	11,175,373
Description	Shares	Fair Value
Information Technology — continued
Palantir Technologies, Cl A*	79,115	$10,853,787
Qualcomm	77,705	11,062,084
		55,545,852
Real Estate — 4.2%
American Tower, Cl A‡	67,442	12,939,422
Simon Property Group‡	31,013	6,322,000
		19,261,422
Utilities — 5.6%
Duke Energy	99,157	12,974,694
Southern	134,895	13,136,075
		26,110,769

Total Common Stock
(Cost $419,215,052)		462,599,987

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(A)	805,497	805,497

Total Short-Term Investment
(Cost $805,497)		805,497

Total Investments - 100.0%
(Cost $420,020,549)		$463,405,484

Percentages are based on Net Assets of $463,538,168.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of February 28, 2026.

Cl — Class

MER-QH-001-1200

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK — 99.2%
Communication Services — 2.5%
Madison Square Garden Sports*	6,648	$2,204,876
Yelp, Cl A*	41,123	916,631
		3,121,507
Consumer Discretionary — 10.7%
Asbury Automotive Group*	5,032	1,075,741
G-III Apparel Group	47,184	1,443,359
Green Brick Partners*	18,109	1,333,909
Leggett & Platt	133,171	1,555,437
M*	8,478	1,205,233
Perdoceo Education	39,667	1,322,895
Sally Beauty Holdings*	92,265	1,482,698
Stride*	8,038	678,246
Sturm Ruger	37,342	1,398,084
Tri Pointe Homes*	35,904	1,662,355
		13,157,957
Consumer Staples — 12.7%
Cal-Maine Foods	23,163	2,017,729
Central Garden & Pet, Cl A*	34,708	1,360,207
Fresh Del Monte Produce	36,509	1,567,331
J & J Snack Foods	12,043	1,048,464
John B Sanfilippo & Son	20,492	1,692,844
National Beverage*	31,557	1,147,097
PriceSmart	11,894	1,839,050
Tootsie Roll Industries	32,253	1,362,057
Universal	23,731	1,275,067
USANA Health Sciences*	41,057	883,547
WD-40	6,017	1,433,249
		15,626,642
Energy — 4.3%
International Seaways	56,912	4,298,564
SM Energy	46,239	1,069,508
		5,368,072
Financials — 21.7%
AMERISAFE	27,605	897,991
Artisan Partners Asset Management, Cl A	27,759	1,118,132
Bread Financial Holdings	19,460	1,378,936
Employers Holdings	30,087	1,244,097
Enact Holdings	68,219	2,854,283
Enova International*	10,566	1,469,202
EZCORP, Cl A*	155,015	4,112,548
HCI Group	15,023	2,650,358
Horace Mann Educators	45,232	1,968,044
Lincoln National	30,163	1,034,591
MarketAxess Holdings	8,679	1,666,368
NMI Holdings, Cl A*	32,511	1,278,007
PROG Holdings	36,765	1,294,496
Safety Insurance Group	17,842	1,385,075
SiriusPoint*	69,165	1,462,148
World Acceptance*	7,415	1,000,135
		26,814,411
Description	Shares	Fair Value

Health Care — 12.0%
AdaptHealth, Cl A*	141,557	$1,295,246
Addus HomeCare*	11,656	1,206,746
Alkermes*	45,080	1,356,908
Catalyst Pharmaceuticals*	65,844	1,519,679
Embecta	90,021	923,616
Harmony Biosciences Holdings*	35,913	1,024,957
Innoviva*	125,229	2,875,258
Pacira BioSciences*	48,799	1,069,186
Pediatrix Medical Group*	76,646	1,521,423
Protagonist Therapeutics*	21,873	2,014,066
		14,807,085
Industrials — 6.2%
DNOW*	81,474	959,764
Greenbrier	27,724	1,564,188
Korn Ferry	17,692	1,108,758
Matson	12,488	2,074,631
Sun Country Airlines Holdings*	100,597	1,979,749
		7,687,090
Information Technology — 7.4%
Box, Cl A*	39,838	938,185
DXC Technology*	89,957	1,132,559
Harmonic*	131,427	1,397,069
NetScout Systems*	52,042	1,520,147
Photronics*	58,671	2,196,055
Teradata*	63,501	1,999,646
		9,183,661
Materials — 1.9%
SunCoke Energy	171,406	977,014
Sylvamo	29,189	1,351,451
		2,328,465
Real Estate — 8.2%
Alexander & Baldwin‡	68,113	1,416,069
Elme Communities‡	76,108	163,632
Essential Properties Realty Trust‡	42,412	1,439,464
Four Corners Property Trust‡	50,121	1,279,088
Getty Realty‡	45,536	1,494,492
LTC Properties‡	35,824	1,421,496
Universal Health Realty Income Trust‡	31,834	1,388,599
Whitestone REIT, Cl B‡	99,829	1,516,402
		10,119,242
Utilities — 11.6%
American States Water	17,568	1,309,343
Avista	35,611	1,446,519
California Water Service Group	27,920	1,258,634
Chesapeake Utilities	10,475	1,424,286
Clearway Energy, Cl C	46,058	1,764,482
H2O America	26,102	1,404,026
MGE Energy	15,297	1,254,660
Middlesex Water	24,495	1,322,730
Northwest Natural Holding	31,374	1,664,077

ETC 6 Meridian

Small Cap Equity ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value

Utilities — continued
Unitil	28,457	$1,488,585
		14,337,342
Total Common Stock
(Cost $109,627,930)		122,551,474

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(A)	975,330	975,330

Total Short-Term Investment
(Cost $975,330)		975,330

Total Investments - 100.0%

(Cost $110,603,260)		$123,526,804

Percentages are based on Net Assets of $123,535,910.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	The rate shown is the 7-day effective yield as of February 28, 2026.

Cl — Class
REIT — real Estate Investment Trust

MER-QH-001-1200

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2026 (Unaudited)

Description	Shares	Fair Value
COMMON STOCK†† — 99.5%
Communication Services — 16.9%
Alphabet, Cl A	14,139	$4,407,974
Cargurus, Cl A*	1,884	57,839
IDT, Cl B	425	21,654
Meta Platforms, Cl A	4,399	2,851,344
Netflix*	23,914	2,301,483
Pinterest, Cl A*	12,375	211,984
Spotify Technology*	2,582	1,329,575
Yelp, Cl A*	1,199	26,726
		11,208,579
Consumer Discretionary — 8.1%
Cavco Industries*	152	87,744
Chewy, Cl A*	7,838	214,918
Deckers Outdoor*	3,057	358,495
Duolingo, Cl A*	880	88,880
Grand Canyon Education*	539	85,739
Lululemon Athletica*	2,725	504,588
Monarch Casino & Resort	250	24,025
On Holding, Cl A*	5,471	254,292
Rush Street Interactive*	4,306	85,043
TJX	19,032	3,076,713
Ulta Beauty*	894	612,202
		5,392,639
Consumer Staples — 9.4%
Cal-Maine Foods	925	80,577
Colgate-Palmolive	15,789	1,565,321
Costco Wholesale	3,060	3,093,017
Interparfums	358	36,079
Marzetti	388	63,764
Monster Beverage*	13,794	1,176,628
Sprouts Farmers Market*	1,924	142,126
Vital Farms*	722	15,227
WD-40	263	62,647
		6,235,386
Energy — 0.9%
Texas Pacific Land	1,135	595,069
Financials — 13.3%
Dave*	250	48,318
Kinsale Capital Group	441	171,844
Mastercard, Cl A	5,077	2,625,875
Progressive	10,810	2,309,665
Remitly Global*	3,254	54,342
Toast, Cl A*	11,065	302,185
Tradeweb Markets, Cl A	4,421	544,910
Visa, Cl A	8,697	2,784,258
		8,841,397
Health Care — 16.8%
ACADIA Pharmaceuticals*	2,470	60,663
ADMA Biologics*	4,676	72,805
Alkermes*	3,254	97,945
Amneal Pharmaceuticals*	3,258	44,993
Catalyst Pharmaceuticals*	2,224	51,330
Cencora, Cl A	3,597	1,338,588
Chemed	279	114,393
Description	Shares	Fair Value
Health Care — continued
Corcept Therapeutics*	1,724	$61,547
CorVel*	536	27,647
Doximity, Cl A*	3,208	78,692
Exelixis*	5,047	222,371
Halozyme Therapeutics*	2,202	153,105
Harmony Biosciences Holdings*	963	27,484
IDEXX Laboratories*	1,530	1,004,797
Incyte*	3,145	318,494
Intuitive Surgical*	5,700	2,870,007
Krystal Biotech*	520	143,333
Lantheus Holdings*	1,309	98,057
Neurocrine Biosciences*	1,882	248,895
Penumbra*	726	250,027
Progyny*	1,592	28,162
PTC Therapeutics*	1,563	106,581
ResMed	2,803	718,297
Veeva Systems, Cl A*	2,806	510,720
Vertex Pharmaceuticals*	5,066	2,516,941
		11,165,874
Industrials — 7.6%
Booz Allen Hamilton Holding, Cl A	2,417	190,532
Cintas	6,881	1,383,976
Copart*	17,863	680,402
ExlService Holdings*	3,049	95,281
Fastenal	23,561	1,084,748
Legalzoom.com*	3,460	24,324
Rollins	5,780	351,944
Watts Water Technologies, Cl A	637	209,407
WW Grainger	905	1,035,981
		5,056,595
Information Technology — 26.4%
Appfolio, Cl A*	635	112,877
Apple	13,909	3,674,479
Arista Networks*	18,215	2,431,703
Badger Meter	575	87,647
Clear Secure, Cl A	2,527	122,913
Dynatrace*	5,887	211,461
InterDigital	473	173,369
Intuit	3,991	1,632,439
Manhattan Associates*	1,123	152,088
Microsoft	6,643	2,608,972
Monolithic Power Systems	892	1,019,324
Napco Security Technologies	645	30,064
NVIDIA	19,658	3,483,201
Pegasystems	1,694	74,079
Qualys*	696	64,359
ServiceNow*	14,261	1,540,330
Ubiquiti	76	58,291
		17,477,596

ETC 6 Meridian

Quality Growth ETF

Schedule of Investments

February 28, 2026 (Unaudited) (Concluded)

Description	Shares	Fair Value

Materials — 0.1%
United States Lime & Minerals	205	$23,403

Total Common Stock
(Cost $59,782,238)		65,996,538

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 3.59%(A)	344,460	344,460

Total Short-Term Investment
(Cost $344,460)		344,460

Total Investments - 100.0%
(Cost $60,126,698)		$66,340,998

Percentages are based on Net Assets of $66,327,751.

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of February 28, 2026.

Cl — Class

MER-QH-001-1200